Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global Multi-Asset Income Fund
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2017